Financial Instruments	6 Months Ended
Jun. 30, 2017
Financial Instruments
Financial Instruments

12. Financial Instruments

Fair Value

        The following table sets forth the financial instruments measured at fair value by level within the fair value hierarchy as of December 31, 2016 and June 30, 2017:

	Fair Value Measurements
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
As of December 31, 2016:
Bank time deposits*	$31,188	$—	$31,188	$—
Available-for-sale securities**	5,274	5,274	—	—

Total	$36,462	$5,274	$31,188	$—

As of June 30, 2017:
Bank time deposits*	$385,105	$—	$385,105	$—
Available-for-sale securities**	4,373	4,373	—	—

Total	$389,478	$4,373	$385,105	$—

*	Included in cash and cash equivalents and short-term investments on the Group's unaudited interim condensed consolidated balance sheets.
**	Included in long-term investments on the Group's unaudited interim condensed consolidated balance sheets.

Recurring

        The Group measures bank time deposits and available-for-sale securities at fair value on a recurring basis.

        The fair value of the Group's available-for-sale securities are determined based on the quoted market price (Level 1). The fair value of the Group's bank time deposits are determined based on the quoted market price for similar products (Level 2).

        The Group reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. No impairment was charged for the six months ended June 30, 2016 and 2017 (see Note 4 for further information).

Non-recurring

        The Group measures certain financial assets, including investments under the cost method and equity method, at fair value on a non-recurring basis only if an impairment charge is recognized.

        The fair value of the Group's privately held investments are determined using the income approach with unobservable inputs, such as the investee company's historical financial results and assumptions about future growth rates, which require significant judgment to determine, and the market approach based on market participants' price quote for the investment. Certain privately held investments under the cost method and equity method were measured using significant unobservable inputs (Level 3). For the six months ended June 30, 2016 and 2017, several investments were written down from their respective carrying value to a fair value of nil, with impairment charges incurred and recorded in earnings for the period. The impairment charges related to these investments were $4.1 million and $1.4 million, respectively (see Note 4 for further information).

        The Group's non-financial assets, such as intangible assets, goodwill and fixed assets, are measured at fair value only if they were determined to be impaired. In accordance with the Group policy to perform an impairment assessment of its goodwill on an annual basis as of the balance sheet date or when facts and circumstances warrant a review, the Group performed an impairment assessment on its goodwill by reporting unit annually. The Group concluded that no write-down was warranted as of December 31, 2016.